CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents
	Year ended December 31,
	2019	2020

USD cash for immediate withdrawal	5,766	13,067
Non-USD cash for immediate withdrawal	1,476	4,309

	7,242	17,376